Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INVESTMENT SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	Jan. 31, 2017
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2017